Heritage Mutual Funds

Prospectus January 2, 2007

Capital Appreciation Trust

Core Equity Fund

Diversified Growth Fund

Mid Cap Stock Fund

Small Cap Stock Fund

Institutional Class - I Shares

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Heritage Mutual Funds

Capital Appreciation Trust

Investment Objective

The Capital Appreciation Trust seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

During normal market conditions, the Capital Appreciation Trust seeks to achieve its objective by investing at least 65% of its total assets in common stocks selected for their potential to achieve capital appreciation over the long term.

The fund’s portfolio management team uses a “bottom-up” method of analysis based on in-depth fundamental research to determine which stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The portfolio management team purchases stock of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase such stocks that appear to be undervalued in relation to the company’s long-term growth fundamentals. The portfolio management team invests in the stocks of companies of any size without regard to market capitalization.

The fund will invest primarily in common stocks of companies that the portfolio management team believes have established positions in their industries and the potential for favorable long-term returns. The true worth of the companies’ stocks, however, may not be recognized by the market or the stocks may be currently out of favor with investors. Although the fund is diversified, it normally will hold a core portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team’s investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions.

Performance

The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2005. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the Class I shares because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain the most current fund performance, please call Heritage at (800) 421-4184 or visit our website at HeritageFunds.com.

Prospectus 1

Year to date total return (Class A shares) as of September 30, 2006 was 5.78% (not annualized).

During 10 year period (Class A shares):

	Return	Quarter ended
Best Quarter	27.36%	December 31, 1999
Worst Quarter	-24.63%	September 30, 2001

The returns above do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

        AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)

Fund Return (after deduction of sales charges and expenses)	1 Year	5 Years	10 Years
Class A (Inception 12/12/85)
Before Taxes	0.20%	-0.15%	11.24%
After Taxes on Distributions	0.20%	-0.15%	9.94%
After Taxes on Distributions and Sale of Fund Shares	0.17%	-0.13%	9.32%

Indices (before taxes, fees, expenses)	1 Year	5 Years	10 Years
S&P 500 Index(a)	4.91%	0.54%	9.07%
Russell 1000® Growth Index(b)	5.26%	-3.58%	6.73%

(a)	The Standard & Poor’s 500 Composite Stock Index (S&P 500) is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.
(b)	The Russell 1000® Growth Index measures performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values and is representative of U.S. securities exhibiting growth characteristics. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Trust. The fund’s expenses are based on actual expenses incurred for the fiscal year ended August 31, 2006.

Prospectus 2

SHAREHOLDER FEES (fees paid directly from your investment):

Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

ANNUAL FUND OPERATING EXPENSES ( expenses deducted from fund assets):

Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0%
Other Expenses	0.31%

Total Annual Fund Operating Expenses(a)	0.91%

(a)	Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed 0.95% of the class’ average daily net assets for the fund’s 2007 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods, if overall expenses fall below these percentage limitations.

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares	Year 1	Year 3	Year 5	Year 10
I shares	$93	$290	$504	$1,120

Portfolio Managers

Steven M. Barry, Gregory H. Ekizian, and David G. Shell are Chief Investment Officers and portfolio managers of Goldman Sachs Asset Management, L.P., and are responsible for the day-to-day management of the fund.

Prospectus 3

Core Equity Fund

Investment Objective

The Core Equity Fund seeks long-term growth through capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Core Equity Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. This policy will not be changed without 60 calendar days’ advance notice to shareholders. The fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate- and long-term. The fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the fund to achieve its investment objective.

The fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom up” research process with a relative-valuation discipline in purchasing stocks. In general, the fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team’s investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the fund’s ability to achieve its investment objective may be affected adversely.

Principal Risks

The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market;

•	Government Sponsored Enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs have variations in the level of support they receive from the U.S. Government;

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds.

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions.

Performance

No performance information is presented for the fund because the fund has not been in operation for a full calendar year.

Fees and Expenses.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Core Equity Fund. The fund’s expenses are restated to reflect current expenses for the fiscal year ending October 31, 2007.

Prospectus 4

SHAREHOLDER FEES (fees paid directly from your investment):

Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):

Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0%
Other Expenses	0.63%

Total Annual Fund Operating Expenses(a)	1.23%
Fee Waiver and Recovery(b)	(0.28%)

Net Expenses(b)	0.95%

(a)	Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed 0.95% of the class’ average daily net assets for the fund’s 2007 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.
(b)	The amount shown represents a class level fee waiver of 0.29% and a fund level fee recovery of 0.01%.

Expense Example.

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares	Year 1	Year 3	Year 5	Year 10
I shares	$97	$363	$649	$1,464

Portfolio Managers.

Richard Skeppstrom, E. Craig Dauer, CFA, John G. Jordan III, CFA and Robert Marshall are responsible for the day-to-day management of the Fund. Mr. Skeppstrom is a Managing Director and Messrs. Dauer, Jordan and Marshall are Co-portfolio managers of the fund’s investment subadviser, Eagle Asset Management, Inc. (“Eagle”).

Prospectus 5

Historical Performance of Accounts Similar to the Core Equity Fund

As of the date of this prospectus, the fund has not been operational for a full calendar year. Thus, the fund does not have a full calendar year’s worth of performance. The performance shown below consists of the Eagle Asset Management, Inc. Core Equity Composite (“Eagle Composite”), which is a composite of private accounts managed by Eagle that have investment objectives, policies and strategies substantially similar to those of the fund. Performance figures are not the performance of the Core Equity fund and are no guarantee of future results in managing the fund. This composite performance information should not be considered a substitute for the fund’s performance.

Certain investment, diversification and tax law limitations that are imposed on registered investment companies such as the fund are not applicable to the Eagle Composite and may have adversely affected the performance of the Eagle Composite had they been applicable. In addition, the Eagle Composite has lower overall expenses than the fund; had the expenses of the Eagle Composite been the same as those of the fund, the Eagle Composite’s total return would have been lower than that shown here.

The performance of the Eagle Composite has been calculated net of all advisory fees and operating expenses actually charged to each account.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended September 30, 2006):

	1 Year	3 Years
Eagle Composite	11.88%	12.29%
S&P 500 Index* (reflects no deduction of fees, expenses or taxes)	10.78%	12.29%

*	The S&P 500 Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Unlike the Eagle Composite and the fund, the Index does not take into account any of the actual costs of investing, such as management fees and sales charges. That means that actual returns of the Index would be lower if they included the effect of such expenses and sales charges.

The performance shown was prepared by Eagle and not the Manager. The current composite performance may vary from that shown.

Prospectus 6

Diversified Growth Fund

Investment Objective

The Diversified Growth Fund seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Diversified Growth Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of companies that may have significant growth potential (growth companies).

The fund’s portfolio manager uses a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The portfolio manager attempts to purchase stocks that have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price to earnings ratios. The fund invests a majority of its assets in common stocks of companies with total market capitalization between $1 billion and $16 billion, although the fund may invest a portion of its assets in common stocks of smaller or larger companies that it believes have significant growth potential. The portfolio manager generally does not emphasize investment in any particular investment sector or industry.

The fund will invest primarily in equity securities of companies that the portfolio manager believes have high growth rates and strong prospects for their business or services. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. The fund will generally sell when the stock has met the portfolio manager’s target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund’s net assets.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risks

The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs.

Performance

The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2005. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the Class I shares because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain the most current fund performance, please call Heritage at (800) 421-4184 or visit our website at HeritageFunds.com.

Prospectus 7

Year to date total return (Class A shares) as of September 30, 2006 was 1.04% (not annualized).

Since the fund’s inception (Class A shares):

	Return	Quarter ended
Best Quarter	36.81%	December 31, 1999
Worst Quarter	-22.27%	September 30, 2001

These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)

Fund Return (After Deduction of Sales Charges and Expenses)	1 Year	5 Years	Lifetime
Class A (Inception 08/20/98)
Before Taxes	1.97%	6.23%	13.45%
After Taxes on Distributions	1.21%	5.93%	11.80%
After Taxes on Distributions and Sale of Fund Shares	1.68%	5.37%	10.92%

Index (before taxes, fees, expenses)	1 Year	5 Years	Lifetime(a)
Russell Midcap® Growth Index(b)	12.10%	1.38%	9.27%

(a)	Lifetime results for the index shown are measured from the inception date of the fund shares.
(b)	The Russell Midcap® Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges. The stocks in the Index are also members of the Russell 1000 Growth Index.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Diversified Growth Fund. The fund’s expenses are restated to reflect current expenses for the fiscal year ending October 31, 2007.

Prospectus 8

SHAREHOLDER FEES (fees paid directly from your investment):

Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)

Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0%
Other Expenses	0.45%

Total Annual Fund Operating Expenses(a)	1.05%
Fee Waiver(b)	(0.10)%

Net Expenses(b)	0.95%

(a)	Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed 0.95% of the class’ average daily net assets for the fund’s 2007 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.
(b)	The amount shown represents a class level fee waiver of 0.10%.

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares	Year 1	Year 3	Year 5	Year 10
I shares	$97	$324	$570	$1,274

Portfolio Managers

Bert L. Boksen, CFA, a Managing Director and Senior Vice President of the fund’s subadviser Eagle Asset Management, Inc., has been responsible for the day-to-day management of the fund’s investment portfolio since the fund’s inception. Christopher Sassouni, D.M.D., serves as assistant portfolio manager.

Prospectus 9

Mid Cap Stock Fund

Investment Objective

The Mid Cap Stock Fund seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Mid Cap Stock Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of mid-capitalization companies. This policy will not be changed without 60 calendar days’ advance notice to shareholders. Mid-cap companies are those with a total market capitalization of between $500 million and $15 billion.

The fund’s portfolio managers use a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The fund’s portfolio managers seek to purchase mid-cap companies that have above-average earnings, cash flow and/or growth at a discount from their market value. The portfolio managers focus on common stocks of mid-cap companies that are believed to have sustainable advantages in their industries or sectors and fit within the portfolio management team’s growth and valuation guidelines.

The fund will invest primarily in stocks of companies that the portfolio managers believe may be rapidly developing their business franchises, services and products, and have competitive advantages in their sectors. For this purpose, stocks include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risks

The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs.

Performance

The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2005. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the Class I shares because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain the most current fund performance, please call Heritage at (800) 421-4184 or visit our website at HeritageFunds.com.

Prospectus 10

Year to date total return (Class A shares) as of September 30, 2006 was 7.33% (not annualized).

Since the fund’s inception (Class A shares):

	Return	Quarter ended
Best Quarter	21.68%	December 31, 1999
Worst Quarter	-16.39%	September 30, 2002

These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005):

Fund Return (After Deduction of Sales Charges and Expenses)	1 Year	5 Years	Lifetime
Class A (Inception 11/06/97)
Before Taxes	4.06%	8.12%	11.79%
After Taxes on Distributions	2.52%	7.63%	10.51%
After Taxes on Distributions and Sale of Fund Shares	2.97%	6.84%	9.67%

Index (before taxes, fees, expenses)	1 Year	5 Years	Lifetime(a)
S&P Mid Cap 400 Index(b)	12.56%	8.60%	14.36%

(a)	Lifetime results for the indices shown are measured from the inception date of the Class A shares.
(b)	The S&P Mid Cap 400 Index is an unmanaged index that measures the performance of the mid-sized company segment of the U.S. market. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Stock Fund. The fund’s expenses are based on actual expenses incurred for the fiscal year ended October 31, 2006.

Prospectus 11

SHAREHOLDER FEES (fees paid directly from your investment):

Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)(b)	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)

Class I
Investment Advisory Fees	0.59%
Distribution and Service (12b-1) Fees	0%
Other Expenses	0.25%

Total Annual Fund Operating Expenses(a)	0.84%

(a)	Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed 0.95% of the class’ average daily net assets for the fund’s 2007 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods if overall expenses fall below these percentage limitations.

Expense Example

This example is intended to help you compare the cost of investing in the Mid Cap Stock Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares	Year 1	Year 3	Year 5	Year 10
I shares	$86	$268	$466	$1,037

Portfolio Managers

Todd McCallister, Ph.D., CFA, Managing Director and a Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, a Vice President and Co-Portfolio Manager of Eagle, are jointly responsible for the day-to-day management of the fund’s investment portfolio.

Prospectus 12

Small Cap Stock Fund

Investment Objective

The Small Cap Stock Fund seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Small Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small-capitalization companies. This policy will not be changed without 60 calendar days’ advance notice to shareholders. Small-cap companies are those with a total market capitalization of less than $2 billion.

The fund will invest in stocks of companies that appear to be undervalued in relation to their long-term earning power or the asset value of their issuers and that appear to have significant future growth potential. The fund has two subadvisers, Eagle Asset Management, Inc. (“Eagle”) and Awad Asset Management, Inc. (“Awad”). Each subadviser manages a portion of the fund’s investment portfolio and has a different management style.

In making its investment decisions, Eagle generally focuses on investing in the securities of companies that the portfolio manager believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. Eagle utilizes a “bottom-up” approach to identifying the companies in which it invests. Eagle also will perform fundamental financial research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole.

Awad employs an investment management approach that seeks to provide investment returns in excess of inflation while attempting to minimize volatility relative to the overall small-cap market. Awad seeks to achieve these goals through fundamental internal research. The companies in which Awad invests generally will have, in the opinion of Awad, steady earnings and cash flow growth, good and/or improving balance sheets, strong positions in their market niches and/or the ability to perform well in a stagnant economy. The companies purchased generally will have low price-to-earnings ratios relative to the stock market in general.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Principal Risks

The greatest risk of investing in this fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds.

Performance

The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2005. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the Class I shares because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain the most current fund performance, please call Heritage at (800) 421-4184 or visit our website at HeritageFunds.com.

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Year to date total return (Class A shares) as of September 30, 2006 was 8.36% (not annualized).

During 10 year period (Class A shares):

	Return	Quarter ended
Best Quarter	21.64%	June 30, 1999
Worst Quarter	-25.03	September 30, 1998

These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)

Fund Return (After Deduction of Sales Charges and Expenses)	1 Year	5 Years	10 Years
Class A (Inception 05/07/93)
Before Taxes	-3.39%	7.58%	8.95%
After Taxes on Distributions	-3.86%	7.07%	7.78%
After Taxes on Distributions and Sale of Fund Shares	-2.87%	6.45%	7.24%

Index (before taxes, fees, expenses)	1 Year	5 Years	10 Years
Russell 2000® Index(a)	4.55%	8.22%	9.26%

(a)	The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. The returns of the Russell 2000® Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Stock Fund. The fund’s expenses are restated to reflect current expenses for the fiscal year ending October 31, 2007.

SHAREHOLDER FEES (fees paid directly from your investment):

Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

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ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):

Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0%
Other Expenses	0.48%

Total Annual Fund Operating Expenses(a)	1.08%
Fee Waiver	(0.13)%

Net Expenses	0.95%

(a)	Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund fees to the extent that Class I annual operating expenses exceed 0.95% of the class’ average daily net assets for the fund’s 2007 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

Expense Example

This example is intended to help you compare the cost of investing in the Small Cap Stock Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares	Year 1	Year 3	Year 5	Year 10
I shares	$97	$331	$583	$1,305

Portfolio Managers

Bert L. Boksen CFA, a Managing Director and Senior Vice President of Eagle, has been responsible for the day-to-day management of Eagle’s portion of the fund’s investment portfolio since August 1995. David M. Adams and John “Jack” McPherson each are Managing Directors of Awad. Mr. Adams serves as the lead Portfolio Manager with Mr. McPherson serving as the Co-Portfolio Manager. Both have been responsible for the day-to-day management of the fund since 2007.

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Additional Information About Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. The following table compares the primary risk factors associated with investing in each fund. These risk factors are explained below.

Risk Factor	Capital Appreciation	Core Equity	Diversified Growth	Mid Cap	Small Cap
Stock market risks	X	X	X	X	X
Growth stocks	X	X	X	X	X
Value stocks		X
Mid-cap companies	X		X	X
Small-cap companies	X		X		X
Sector Risk	X	X
Focused holdings	X	X			X
Portfolio turnover			X	X

Stock Market Risks. The value of the fund’s stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Growth Stocks. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stocks. Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

Mid-Cap Companies. Investments in medium-capitalization companies generally involve greater risks than investing in larger, more established companies. Mid-cap companies often have narrower commercial markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-cap companies may have less market liquidity than large-cap companies.

Small-Cap Companies. Investments in small-cap companies generally involve greater risks than investing in mid- or large-capitalization companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid-cap companies or large-cap companies.

Sector Risk. Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Focused Holdings. For funds that normally hold a core portfolio of stocks of fewer companies than other greater diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the fund’s net asset value and total return.

Portfolio Turnover. A fund may engage in active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover generally leads to greater transaction costs, may result in additional tax consequences to investors and may adversely affect performance.

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MANAGEMENT OF THE FUNDS

Who Manages Your Fund

Manager.

Heritage Asset Management, Inc. (“Heritage”) located at 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser and administrator for each fund. Heritage is a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Heritage manages, supervises and conducts the business and administrative affairs of these funds and other Heritage mutual funds with net assets totaling over $9 billion as of September 30, 2006. For funds that have breakpoints in their fee rate, the advisory fee rate may decline as assets increase. The basis for the approval of each Investment Advisory contract is contained either in the annual report for the period ending August 31 (Capital Appreciation Trust) and October 31 (Core Equity, Diversified Growth Fund, Mid Cap Stock Fund and Small Cap Stock Fund). The table below contains the effective investment advisory fee rate for the last fiscal year for each fund, which takes into account fee waivers and breakpoints, as applicable except for Capital Appreciation Trust which references the contractual rate. For funds that have breakpoints in their fee rate, the advisory fee rate for funds may decline as assets increase.

Fees Charged
• Capital Appreciation Trust	0.60%
• Core Equity Fund	0.60%
• Diversified Growth Fund	0.60%
• Mid Cap Stock Fund	0.59%
• Small Cap Stock Fund	0.60%

Effective January 2, 2007, each fund entered into a new Investment Advisory Agreement and a new separate Administrative Agreement with Heritage. Under the Advisory Agreement, Heritage agreed to reduce the prior investment advisory fee rate by 0.15% for each fund. Under the new Administrative Agreement, Heritage agreed to charge 0.10% with respect to each fund’s Class I shares.

Subadvisers.

Heritage may allocate and reallocate the assets of a fund among one or more investment subadvisers, subject to review by the Board of Trustees. In the future, Heritage may propose the addition of one or more additional subadvisers, subject to approval by the Board of Trustees and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Heritage is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers for each fund except affiliated subadvisors, without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. Heritage has selected the following subadvisers to provide investment advice and portfolio management services to the funds’ portfolios:

•	Awad Asset Management, Inc., (“Awad”) serves as a subadviser to the Small Cap Stock Fund. Awad, 250 Park Avenue, New York, New York 10177, a wholly owned subsidiary of RJF, had $1 billion of assets under its discretionary management as of September 30, 2006.

•	Eagle Asset Management, Inc., (“Eagle”) 880 Carillon Parkway, St. Petersburg, Florida 33716, a wholly owned subsidiary of RJF, serves as the subadviser to each fund. However, Heritage, the funds’ investment adviser, currently has not allocated any of the assets of the Capital Appreciation Trust to Eagle. As of September 30, 2006, Eagle had approximately $13 billion of assets under its discretionary management.

•	Goldman Sachs Asset Management L.P. (“GSAM”), 2502 Rocky Point Drive, Tampa, Florida 33607, serves as the subadviser to the Capital Appreciation Trust. As of September 30, 2006, GSAM, a business unit of the Investment Management Division of Goldman, Sachs & Co., had approximately $576 billion of assets under management.

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Portfolio Managers.

The following portfolio managers are responsible for the day-to-day management of each investment portfolio:

•	Capital Appreciation Trust — Steven M. Barry, Gregory H. Ekizian, and David G. Shell are responsible for the day-to-day management of the fund’s investment portfolio since 2002. Messrs. Barry, Ekizian, and Shell (the “Growth Team”) are Chief Investment Officers (“CIOs”) and portfolio managers of Goldman Sachs Asset Management, Inc. All members of the Growth Team discuss their research analysis and recommendations at investment strategy meetings. The entire Growth Team discusses and debates whether the business being presented meets the Growth Team’s definition of a high-quality growth business and the attractiveness of the current valuation. The Growth Team reaches a consensus on whether a business is worthy of a position in the portfolio. The CIOs are accountable for all portfolio construction decisions and determine the appropriate weight for each investment. Messrs. Ekizian and Shell joined GSAM in January 1997 when it acquired Liberty Investment Management.

•	Core Equity Fund — The Large Cap Core Team of Eagle has been responsible for the day-to-day management of the fund since inception. The team is comprised of four Co-Portfolio Managers, each of whom is responsible for all aspects of the management of the fund: Richard H. Skeppstrom II, E. Craig Dauer, CFA, John G. Jordan, III, CFA, and Robert Marshall. Mr. Skeppstrom leads the team and has been a Managing Director of Eagle since 2001. Mr. Dauer and Mr. Jordan have been Co-Portfolio Managers on Eagle’s Large Cap Core Team since 2001. Mr. Marshall was Director/Senior Vice President of Equity Research at Wachovia Securities from 1995 to 2002 and has been a Co-Portfolio Manager on Eagle’s Large Cap Core Team since 2002.

•	Diversified Growth Fund — Bert L. Boksen, CFA has been responsible for the day-to-day management of the investment portfolio since the fund’s inception. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Christopher Sassouni, D.M.D. has been assistant portfolio manager and Vice President since 2006 and assists Mr. Boksen in the day-to-day management of the fund. Mr. Sassouni has served as a senior research analyst with Eagle since September 2003 and as President and CEO of Healthcare Investment Advisors, Inc. from 1999 to 2003. Mr. Sassouni holds an MBA from the University of North Carolina.

•	Mid Cap Stock Fund — Todd McCallister, Ph.D., CFA, Managing Director and Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, a Vice President and Co-Portfolio Manager of Eagle, are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund’s investment portfolio. Mr. McCallister joined Eagle in 1997 and has served as the fund’s portfolio manager since inception. Ms. Thomas joined Eagle in 1999 and prior to her appointment as the fund’s Co-Portfolio Manager in 2005 served as the fund’s Assistant Portfolio Manager from 2000-2005.

•	Small Cap Stock Fund — David M. Adams and John McPherson are Managing Directors of Awad. Mr. Adams serves as the lead Portfolio Manager and Mr. McPherson serves as Co-Portfolio Manager. Both have been responsible for the day-to-day management of the fund’s investment portfolio since 2007. Prior to joining Awad, Mr. Adams was with Pioneer Investment Management from 1997 to 2006, and served as a Portfolio Manager and Head of Small Cap Investing from 2002 to 2006. Prior to joining Awad, Mr. McPherson served as a Security Analyst with Middleton & Company from 2001 to 2002 and was a Portfolio Manager with Pioneer Investment Management from 2002 to 2006. Bert L. Boksen has been responsible for the day-to-day management of Eagle’s portion of the investment portfolio assets since August 1995. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995.

Additional information about Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and the ownership of fund shares is found in the Statement of Additional Information.

DISTRIBUTION OF FUND SHARES

Distributor. Heritage Fund Distributors, Inc. (“Distributor”), a wholly-owned subsidiary of Heritage, serves as the distributor of the funds. The Distributor may compensate other broker-dealers to promote sales of fund shares.

Rule 12b-1 Distribution Plan.

The funds do not incur any direct distribution expenses related to I shares. However, the funds have adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by Heritage or any third party out of its own resources in accordance with the Investment Advisory and Administration Agreement to be used for the sale and distribution of fund I shares. The fee rate varies for each class of shares as described below.

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Payments to Financial Intermediaries.

Heritage, the Distributor or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the funds. Heritage or the Distributor may also make cash payments to one or more of its Affiliates. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. Heritage or Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Heritage, the Distributor and/or an Affiliate.

Heritage or Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the funds. The benefits that Heritage and Affiliates receive when these payments are made include, among other things, placing the funds on the financial advisor’s funds sales system, possibly placing the funds on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the funds in its fund sales system (on its “sales shelf”). Heritage and Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments Heritage or Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (Asset-Based Payments). Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. The revenue sharing payments Heritage or Affiliates make may be also calculated on sales of new shares in the funds attributable to a particular financial intermediary (Sales-Based Payments). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

Heritage or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which Heritage’s or its Affiliates’ personnel may make presentations on the funds to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the funds’ transfer agent or otherwise would be a direct obligation of the funds. The funds may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

Heritage and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the funds or retain shares of the funds in their clients’ accounts, Heritage and its Affiliates benefit from the incremental management and other fees paid to Heritage and its Affiliates by the funds with respect to those assets.

You can find further details about these payments and the service provided by financial intermediaries in the fund’s Statement of Additional Information. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus.

You can ask your financial intermediary about any payments it receives from Heritage or its Affiliates or the funds, as well as about fees and/or commissions it charges.

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YOUR INVESTMENT

How to Invest

Minimum Initial Investment and Subsequent Purchases.

For individual investors and qualified institutions purchasing shares for their own account, the minimum initial investment is $2,500,000. Qualified institutions include corporations, banks, insurance companies, endowments, foundations and trusts. Heritage may waive any of these minimums at its sole discretion. Further, Class I shares are available to investors purchasing through a financial intermediary within a “wrap”, asset allocation or other fee based advisory program (“Fee Based Program”), provided that the Fee Based Program sponsor has selected this class of shares as an acceptable investment for this Fee Based Program and entered into a distribution arrangement with the Distributor for the Fee Based Program. Minimum investments for initial and subsequent purchases are set by the Fee Based Program sponsor. You must contact your intermediary to purchase Class I shares in this manner.

Through Your Financial Advisor.

You may invest in a fund by contacting your financial advisor. Your financial advisor can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives. Your financial advisor or broker will transmit your request to the fund. Your broker may also designate other intermediaries to receive orders on the fund’s behalf.

By Mail.

You may invest in a fund directly by completing and signing an account application available from Heritage. Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. Mail the application and your payment to:

Heritage Asset Management, Inc.

P.O. Box 33022

St. Petersburg, FL 33733

By Telephone.

If you provide your bank account information, Heritage can initiate a purchase from that account. Complete the appropriate sections of the Heritage account application and attach a voided check to activate this service. This method cannot be used to open a new account.

By Periodic Investment Program.

We offer the following plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plan at any time.

•	From Your Bank Account — You may instruct us to transfer funds from a specific bank checking account to your Heritage account. This service is only available in instances in which the transfer can be effected by electronic transfer. Complete the appropriate sections of the account application or the Heritage Direct Payment Plan form to activate this service. Heritage reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive months or if you make regular withdrawals from your account without maintaining the minimum balance.

•	Automatic Exchange — You may make automatic regular exchanges between two or more Heritage mutual funds. These exchanges are subject to the exchange requirements discussed below.

The intent of these plans is to encourage you to increase your Heritage account balance to the fund’s minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open.

By Wire.

You may invest in a fund by Federal Reserve wire sent from your bank. Mail your completed and signed account application to Heritage. Contact Heritage at (800) 421-4184 or your financial advisor to obtain your account number before sending the wire. Your bank may charge a wire fee. Send your investment and the following information by Federal Reserve or bank wire to:

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

ABA # 011-000-028

Account # 3196-769-8

Name of the Fund

The class of shares to be purchased

Your Heritage account number

Your name

The wire instructions must contain all of the above information.

Do not mail investments or correspondence to this address.

How to Sell Your Investment

You can sell or redeem shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds (less any applicable redemption fees) generally will be made the next business day after your order is received. Contact your financial intermediary or financial advisor to sell shares of a fund. Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares will no longer be subject to a redemption fee.

How to Exchange Your Shares

You can exchange Class I shares of one Heritage fund for Class I shares of any other Heritage fund that offers such shares, subject to the investment requirements of that fund. Obtain a prospectus of that fund from your financial advisor, Heritage or through our website, HeritageFunds.com. Contact your financial intermediary or financial advisor to exchange shares of a fund.

Each Heritage mutual fund may terminate the exchange privilege upon 60 days’ notice.

Account and Transaction Policies

Valuation of Securities.

The price of each fund’s shares is the fund’s net asset value per share. Each fund determines the net asset value of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the fund is priced, Heritage is not required to revalue the fund.

Generally, the funds value portfolio securities for which market quotations are readily available at market value; however, the fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of net asset value.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	the quotation may be stale;

•	the quotation may be unreliable because the security is not traded frequently;

•	trading on the security ceased before the close of the trading market;

•	issuer specific events occurred after the security ceased trading;

•	or because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

•	a merger or insolvency;

•	events which affect a geographical area or an industry segment, such as political events or natural disasters;

•	or market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service, which are periodically approved by the Board of Trustees. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards

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of Trustees. Pursuant to the Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the funds. The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Specific types of securities are valued as follows:

•	Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•	Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s net asset value calculation. Also, the fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Heritage also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

•	Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using Procedures.

•	Short-term Securities: The funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

•	Futures and Options: Futures and options are valued on the basis of market quotations, if available.

Compensation to Financial Advisors and Securities Dealers.

Financial advisors and securities dealers or others who sell or make fund shares available to investors or financial intermediaries such as securities dealers, retirement plans and trust companies who hold shares for investors may impose charges or fees in connection with selling or holding the shares of the fund. The amounts may differ depending on the recipient of the compensation and how the shares are held.

Timing of Orders.

All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the funds. Orders are accepted until the close of regular trading on the NYSE every business

Prospectus 21

day, normally 4:00 p.m. Eastern time, and are executed the same day at that day’s NAV. To ensure this occurs, dealers are responsible for transmitting all orders to Heritage to comply with the deadline imposed by applicable regulations.

Good Order Requirements.

For the funds to process your request, it must be in “good order”. Good order means that you have provided sufficient information necessary to process your request as outlined in this prospectus, including any required signatures, documents and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the fund until it meets these requirements.

Customer Identification and Verification Procedures.

The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide Heritage with the name, physical address (not a P.O. Box), social security or other taxpayer identification number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. Heritage will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, Heritage may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for Heritage to close or suspend further activity in an account.

Restrictions on Orders.

The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.

Internet Website.

Subject to availability by your financial institution, you may access your account information, including balances and transaction history through our website, HeritageFunds.com. Additional information, including current fund performance and various account forms and agreements, is also available on our website.

Redemption in Kind.

Although the funds generally intend to pay redemption proceeds solely in cash, the funds’ have reserved the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption in kind). If the amount of the sale is at least either $250,000 or 1% of a fund’s assets, we may give you securities from the fund’s portfolio instead of cash.

Accounts With Below-Minimum Balances.

If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.

Market Timing.

“Market Timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to a fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of a fund and increase taxes, all of which could reduce the return to fund shareholders.

The Board of Trustees has adopted policies reasonable designed to deter short-term trading of fund shares. The funds will not enter into agreements to accommodate frequent purchases or exchanges. Further, the funds and Heritage have adopted the following guidelines:

•	Heritage reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

•	Heritage may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to a fund. Heritage may consider the trading history of accounts under common ownership or control in this determination.

Prospectus 22

•	All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from Heritage or through a financial intermediary. However, Heritage is limited in its ability to determine whether trades placed through financial intermediaries may signal excessive trading. Accordingly, Heritage may not be able to determine whether trading in combined orders or in omnibus accounts is contrary to the funds’ policies. Heritage reserves the right to reject combined or omnibus orders in whole or in part.

•	Heritage seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby Heritage will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

•	While Heritage applies the above policies, there is no guarantee that all market timing will be detected.

Disclosure of Portfolio Holdings.

Periodically, customers of the funds express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the funds have adopted a Policy on Disclosing Portfolio Holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the funds’ Policy on Disclosing Portfolio Holdings is included in the SAI. Portfolio information can be found on our website, HeritageFunds.com.

Account Statements.

If you purchase shares directly from any fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements.

Dividends, Capital Gain Distributions and Taxes

Distributions and Taxes.

Each fund annually distributes to its shareholders dividends from its net investment income,. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends you receive from a fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable (through 2010) to dividends paid to individuals.

Each fund may also distribute capital gains to its shareholders normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Capital gains are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at capital gains rates.

Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another Heritage Mutual Fund.

In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of Transactions	Tax Status and Rate
Income dividends	Ordinary income; may be eligible for 15% maximum rate for individuals

Net short-term capital gain distributions	Ordinary income

Net capital gain distributions	Long-term capital gains; generally eligible for 15% maximum rate for individuals

Sales or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)

Sales or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class’s expense ratio is lower).

Prospectus 23

Withholding Taxes.

If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer identification number, federal law requires us to withhold and pay to the IRS a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax Reporting.

If your account has taxable distributions, withholding or other activity required to be reported to the Internal Revenue Service (IRS), we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Prospectus 24

Financial Highlights – Capital Appreciation Trust

Because the fund commenced offering Class I shares in 2006 there is less than five years worth of financial information available on Class I shares. The financial highlights table shown below provides financial information for Class I shares since its commencement of operations and for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The information provided for Class I shares of Capital Appreciation Trust is intended to help you understand the performance of the Class I shares of the fund for the periods indicated. Certain information reflects financial results for a single Class I share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The table is a part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Capital Appreciation Trust

Fiscal Periods				From Investment Operations									Ratios To Average Daily Net Assets
Beginning	Ending		Beginning Net Asset Value	Income (Loss)	Realized & Unrealized Gain (Loss)		Total	Ending Net Asset Value	Total Return(a)		Portfolio Turnover Rate		With Expenses Waived		Without Expenses Waived		Net Income (Loss)		Ending Net Assets (Millions)
Class A
09/01/06	10/31/06	*	$28.59	(0.01)	1.09	(b)	1.08	$29.67	3.78	%(c)	7	%(c)	1.23	%(d)	1.23	%(d)	(0.19	)%(d)	$387
09/01/05	08/31/06	*	$26.28	(0.06)	2.37	(b)	2.31	$28.59	8.79%		58%		1.19%		1.19%		(0.23)%		$378
09/01/04	08/31/05	*	$22.85	0.00	3.43	(b)	3.43	$26.28	15.01%		42%		1.18%		1.18%		0.01%		$391
09/01/03	08/31/04		$21.82	(0.08)	1.11		1.03	$22.85	4.72%		27%		1.19%		1.19%		(0.39)%		$321
09/01/02	08/31/03		$18.26	(0.12)	3.68		3.56	$21.82	19.50%		22%		1.26%		1.26%		(0.66)%		$248
09/01/01	08/31/02		$23.61	(0.17)	(5.18)		(5.35)	$18.26	(22.66)%		31%		1.23%		1.23%		(0.80)%		$197
Class I
09/01/06	10/31/06	*	$28.63	0.01	1.09	(b)	1.10	$29.73	3.84	%(c)	7	%(c)	0.85	%(d)	0.85	%(d)	0.20	%(d)	$30
03/21/06	08/31/06	*	$28.93	0.01	(0.31	)(b)	(0.30)	$28.63	(1.04	)%(c)	58	%(c)	0.91	%(d)	0.91	%(d)	0.07	%(d)	$26

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Redemption fee amounts represent less than $0.01 per share.
(c)	Not Annualized
(d)	Annualized

Prospectus 25

Financial Highlights – Core Equity Fund

Because the fund commenced offering Class I shares in 2006 there is less than five years worth of financial information available on Class I shares. The financial highlights table shown below provides financial information for Class I shares since its commencement of operations and for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The information provided for Class I shares of the Core Equity Fund is intended to help you understand the performance of the Class I shares of the fund for the periods indicated. Certain information reflects financial results for a single Class I share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The table is a part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Core Equity Fund

			From Investment Operations								Ratios To Average Daily Net Assets
Fiscal Periods		Beginning Net Asset Value	Income (Loss)		Realized & Unrealized Gain (Loss)(a)	Total	Ending Net Asset Value	Total Return(b)		Portfolio Turnover Rate	With Expenses Waived/ Recovered		Without Expenses Waived/ Recovered		Net Income (Loss)		Ending Net Assets (Millions)
Beginning	Ending
Class A*
11/01/05	10/31/06	$14.29	0.09	(c)	2.16	2.25	$16.54	15.75%		43%	1.53	%(c)	1.52%		0.57%		$23
05/02/05	10/31/05	$14.29	(0.01)		0.01	—	$14.29	0.00	%(d)	66%	1.65	%(e)	3.25	%(e)	(0.09	)%(e)	$19
Class I*
03/03/06	10/31/06	$15.17	0.08		1.35	1.43	$16.60	9.43	%(d)	43%	0.95	%(c)(e)	1.23	%(e)	0.87	%(e)	$128

*	Per share amounts have been calculated using the monthly average share method.
(a)	Redemption fee amounts represent less than $0.01 per share.
(b)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c)	The fiscal year ended October 31, 2006 includes the recovery of previously waived investment advisory fees to the Manager for Class A, C and I shares.
(d)	Not annualized.
(e)	Annualized.

Prospectus 26

Financial Highlights – Diversified Growth Fund

Because the fund commenced offering Class I shares in 2006 there is less than five years worth of financial information available on Class I shares. The financial highlights table shown below provides financial information for Class I shares since its commencement of operations and for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The information provided for Class I shares of the Diversified Growth Fund is intended to help you understand the performance of the Class I shares of the fund for the periods indicated. Certain information reflects financial results for a single Class I share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The table is a part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Diversified Growth Fund

			From Investment Operations									Ratios To Average Daily Net Assets
Fiscal Periods		Beginning Net Asset Value	Income (Loss)	Realized & Unrealized Gain (Loss)		Total	Distributions From Realized Gains	Ending Net Asset Value	Total Return(a)		Portfolio Turnover Rate	With Expenses Waived		Without Expenses Waived		Net Income (Loss)		Ending Net Assets (Millions)
Beginning	Ending
Class A*
11/01/05	10/31/06	$26.72	(0.14)	2.95	(b)	2.81	(1.42)	$28.11	10.70%		111%	1.29%		1.29%		(0.49)%		$135
11/01/04	10/31/05	$25.26	(0.22)	2.89	(b)	2.67	(1.21)	$26.72	10.66%		75%	1.34%		1.34%		(0.81)%		$127
11/01/03	10/31/04	$23.92	(0.23)	1.57		1.34	—	$25.26	5.60%		92%	1.38%		1.38%		(0.92)%		$80
11/01/02	10/31/03	$18.21	(0.23)	5.94		5.71	—	$23.92	31.36%		152%	1.48%		1.48%		(1.14)%		$60
11/01/01	10/31/02	$17.98	(0.23)	0.46		0.23	—	$18.21	1.28%		201%	1.45%		1.45%		(1.13)%		$41
Class I*
06/21/06	10/31/06	$26.63	(0.04)	1.57	(b)	1.53	—	$28.16	5.75	%(c)	111%	0.95	%(d)	1.05	%(d)	(0.42	)%(d)	—

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Redemption fee amounts represent less than $0.01 per share.
(c)	Not annualized.
(d)	Annualized.

Prospectus 27

Financial Highlights – Mid Cap Stock Fund

Because the fund commenced offering Class I shares in 2006 there is less than five years worth of financial information available on Class I shares. The financial highlights table shown below provides financial information for Class I shares since its commencement of operations and for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The information provided for Class I shares of the Mid Cap Stock Fund is intended to help you understand the performance of the Class I shares of the fund for the periods indicated. Certain information reflects financial results for a single Class I share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The table is a part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Mid Cap Stock Fund

			From Investment Operations										Ratios To Average Daily Net Assets
Fiscal Periods		Beginning Net Asset Value	Income (Loss)		Realized & Unrealized Gain (Loss)		Total	Distributions From Realized Gains	Ending Net Asset Value	Total Return(a)		Portfolio Turnover Rate	With Expenses Waived/ Recovered		Without Expenses Waived/ Recovered		Net Income (Loss)		Ending Net Assets (Millions)
Beginning	Ending
Class A*
11/01/05	10/31/06	$27.79	(0.10)		4.39	(b)	4.29	(1.96)	$30.12	16.18%		180%	1.13%		1.13%		(0.35)%		$904
11/01/04	10/31/05	$24.57	(0.13)		3.35	(b)	3.22	—	$27.79	13.11%		146%	1.15%		1.15%		(0.48)%		$633
11/01/03	10/31/04	$21.67	(0.15)		3.05		2.90	—	$24.57	13.38%		124%	1.20%		1.20%		(0.64)%		$370
11/01/02	10/31/03	$17.99	(0.14)		3.82		3.68	—	$21.67	20.46%		163%	1.28%		1.28%		(0.72)%		$217
11/01/01	10/31/02	$20.21	(0.19	)(c)	(1.44)		(1.63)	(0.59)	$17.99	(8.50)%		171%	1.27	%(c)	1.27%		(0.88)%		$174
Class I*
06/06/06	10/31/06	$28.21	(0.01)		1.95	(b)	1.94	—	$30.15	6.88	%(d)	180%	0.84	%(e)	0.84	%(e)	(0.15	)%(e)	$17

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Redemption fee amounts represent less than $0.01 per share.
(c)	The fiscal year ended October 31, 2002 includes the recovery of previously waived investment advisory fees to the Manager for Class A, B, and C shares.

Prospectus 28

Financial Highlights – Small Cap Stock Fund

Because the fund commenced offering Class I shares in 2006 there is less than five years worth of financial information available on Class I shares. The financial highlights table shown below provides financial information for Class I shares since its commencement of operations and for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The information provided for Class I shares of the Small Cap Stock Fund is intended to help you understand the performance of the Class I shares of the fund for the periods indicated. Certain information reflects financial results for a single Class I share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The table is a part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Small Cap Stock Fund

			From Investment Operations										Ratios To Average Daily Net Assets
Fiscal Periods		Beginning Net Asset Value	Income (Loss)		Realized & Unrealized Gain (Loss)		Total	Distributions From Realized Gains	Ending Net Asset Value	Total Return(a)		Portfolio Turnover Rate	With Expenses Waived/ Recovered		Without Expenses Waived/ Recovered		Net Income (Loss)		Ending Net Assets (Millions)
Beginning	Ending
Class A*
11/01/05	10/31/06	$32.93	(0.15)		6.23	(b)	6.08	(1.14)	$37.87	18.89%		49%	1.24%		1.24%		(0.43)%		$269
11/01/04	10/31/05	$32.19	(0.13	)(c)	2.43	(b)	2.30	(1.56)	$32.93	7.08%		50%	1.30	%(c)	1.25%		(0.39)%		$225
11/01/03	10/31/04	$29.00	(0.16)		3.35		3.19	—	$32.19	11.00%		59%	1.33%		1.33%		(0.50)%		$182
11/01/02	10/31/03	$21.36	(0.19)		7.83		7.64	—	$29.00	35.77%		45%	1.30%		1.42%		(0.83)%		$111
11/01/01	10/31/02	$24.41	0.02		(1.48)		(1.46)	(1.59)	$21.36	(6.98)%		54%	1.30%		1.34%		0.06%		$83
Class I*
06/27/06	10/31/06	$33.68	(0.02)		4.25	(b)	4.23	—	$37.91	12.56	%(d)	49%	0.95	%(e)	1.08	%(e)	(0.14	)%(e)	—

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Redemption fee amounts represent less than $0.01 per share.
(c)	The fiscal year ended October 31, 2005 includes the recovery of previously waived investment advisory fees to the Manager for Class A, B and C shares.

Prospectus 29

FOR MORE INFORMATION

More information on these funds is available free upon request, including the following:

Financial Reports Additional information about each Fund’s investments is available in each Fund’s annual and semi-annual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected each Fund’s performance during its last reporting period.

Statement of Additional Information (SAI). Additional information about each fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (meaning it is legally considered part of this Prospectus).

To obtain the SAI, the prospectus, annual report, semi-annual report, performance information, an account application, schedule of portfolio holdings found on Form N-Q, other information or make an inquiry, contact Heritage Family of Funds:

By mail:	P.O. Box 33022 St. Petersburg, Florida 33733

By telephone:	(800) 421-4184

By Internet:	HeritageFunds.com

These documents and other information about the funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on SEC’s Internet web site at http://www.sec.gov; or after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Heritage offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit HeritageFunds.com.

Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the Prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the Prospectus or other shareholder reports for each shareholder with the same mailing address, you should call (800) 421-4184 or send an e-mail to: ClientServices@HeritageFunds.com.

The funds’ Investment Company and Securities Act registration numbers are:

Heritage Capital Appreciation Trust	811-4338	2-98634
Heritage Series Trust	811-7470	33-57986

No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made such other information or representations must not be relied upon unless having been authorized by the funds or their distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Prospectus 30

PROSPECTUS

Heritage Mutual Funds

Capital Appreciation Trust

Investment Objective

The Capital Appreciation Trust seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

During normal market conditions, the Capital Appreciation Trust seeks to achieve its objective by investing at least 65% of its total assets in common stocks selected for their potential to achieve capital appreciation over the long term.

The fund’s portfolio management team uses a “bottom-up” method of analysis based on in-depth fundamental research to determine which stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The portfolio management team purchases stock of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase such stocks that appear to be undervalued in relation to the company’s long-term growth fundamentals. The portfolio management team invests in the stocks of companies of any size without regard to market capitalization.

The fund will invest primarily in common stocks of companies that the portfolio management team believes have established positions in their industries and the potential for favorable long-term returns. The true worth of the companies’ stocks, however, may not be recognized by the market or the stocks may be currently out of favor with investors. Although the fund is diversified, it normally will hold a core portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team’s investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions.

Performance

The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2005. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the Class R-3 and Class R-5 shares because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain the most current fund performance, please call Heritage at (800) 421-4184 or visit our website at HeritageFunds.com.

Year to date total return (Class A shares) as of September 30, 2006 was 5.78% (not annualized).

During 10 year period (Class A shares):

	Return	Quarter ended
Best Quarter	27.36%	December 31, 1999
Worst Quarter	-24.63%	September 30, 2001

These returns above do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)

Fund Return (after deduction of sales charges and expenses)
	1 Year	5 Years	10 Years
Class A (Inception 12/12/85)
Before Taxes	0.20%	-0.15%	11.24%
After Taxes on Distributions	0.20%	-0.15%	9.94%
After Taxes on Distributions and Sale of Fund Shares	0.17%	-0.13%	9.32%

Indices (before taxes, fees, expenses)
	1 Year	5 Years	10 Years
S&P 500 Index(a)	4.91%	0.54%	9.07%
Russell 1000® Growth Index(b)	5.26%	-3.58%	6.73%

(a)	The Standard & Poor’s 500 Composite Stock Index (S&P 500) is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.
(b)	The Russell 1000® Growth Index measures performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values and is representative of U.S. securities exhibiting growth characteristics. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Trust. The fund’s expenses are based on actual expenses incurred for the fiscal year ended August 31, 2006.

Shareholder Fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses ( expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(a)	0.50%	0%
Other Expenses(b)	0.41%	0.31%

Total Annual Fund Operating Expenses(c)	1.51%	0.91%

(a)	Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class R-3 shares.
(b)	These expenses are based on estimated amounts for expenses expected to be incurred in fiscal year 2007.
(c)	Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.65% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 0.95% of that class’ average daily net assets for the fund’s 2007 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods, if overall expenses fall below these percentage limitations.

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$154	$477	$824	$1,802
R-5 shares	$93	$290	$504	$1,120

Portfolio Managers

Steven M. Barry, Gregory H. Ekizian, and David G. Shell are Chief Investment Officers and portfolio managers of Goldman Sachs Asset Management, L.P., and are responsible for the day-to-day management of the fund.

Core Equity Fund

Investment Objective

The Core Equity Fund seeks long-term growth through capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Core Equity Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. This policy will not be changed without 60 calendar days’ advance notice to shareholders. The fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate- and long-term. The fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the fund to achieve its investment objective.

The fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom up” research process with a relative-valuation discipline in purchasing stocks. In general, the fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team’s investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the fund’s ability to achieve its investment objective may be affected adversely.

Principal Risks

The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market;

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds.

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions.

Performance.

No performance information is presented for the fund because the fund has not been in operation for a full calendar year.

Fees and Expenses.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Core Equity Fund. The fund’s expenses are restated to reflect current expenses for the fiscal year ending October 31, 2007.

Shareholder Fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses ( expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(a)	0.50%	0%
Other Expenses	0.73%	0.63%

Total Annual Fund Operating Expenses(b)	1.83%	1.23%
Fee Waiver	0%	(0.28	)%(c)
Net Expenses	1.83%	0.95	%(c)

(a)	Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class R-3 shares.
(b)	Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.95% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 0.95% of that class’ average daily net assets for the fund’s 2007 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods, if overall expenses fall below these percentage limitations.
(c)	The amount shown represents a class level fee waiver of 0.29% and a fund level fee recovery of 0.01%.

Expense Example.

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$186	$576	$990	$2,148
R-5 shares	$97	$363	$649	$1,464

Portfolio Managers.

Richard Skeppstrom, E. Craig Dauer, CFA, John G. Jordan III, CFA and Robert Marshall are responsible for the day-to-day management of the Fund. Mr. Skeppstrom is a Managing Director and Messrs. Dauer, Jordan and Marshall are Co-portfolio managers of the fund’s investment subadviser, Eagle Asset Management, Inc. (“Eagle”).

Historical Performance of Accounts Similar to the Core Equity Fund

As of the date of this prospectus, the fund has not been operational for a full calendar year. Thus, the fund does not have a full calendar year’s worth of performance. The performance shown below consists of the Eagle Asset Management, Inc. Core Equity Composite (“Eagle Composite”), which is a composite of private accounts managed by Eagle that have investment objectives, policies and strategies substantially similar to those of the fund. Performance figures are not the performance of the Core Equity fund and are no guarantee of future results in managing the fund. This composite performance information should not be considered a substitute for the fund’s performance.

Certain investment, diversification and tax law limitations that are imposed on registered investment companies such as the fund are not applicable to the Eagle Composite and may have adversely affected the performance of the Eagle Composite had they been applicable. In addition, the Eagle Composite has lower overall expenses than the fund; had the expenses of the Eagle Composite been the same as those of the fund, the Eagle Composite’s total return would have been lower than that shown here.

The performance of the Eagle Composite has been calculated net of all advisory fees and operating expenses actually charged to each account.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended September 30, 2006)
	1 Year	3 Years
Eagle Composite	11.88%	12.29%
S&P 500 Index* (reflects no deduction of fees, expenses or taxes)	10.78%	12.29%

*	The S&P 500 Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Unlike the Eagle Composite and the fund, the Index does not take into account any of the actual costs of investing, such as management fees and sales charges. That means that actual returns of the Index would be lower if they included the effect of such expenses and sales charges.

The performance shown was prepared by Eagle and not the Manager. The current composite performance may vary from that shown.

Diversified Growth Fund

Investment Objective

The Diversified Growth Fund seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Diversified Growth Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of companies that may have significant growth potential (growth companies).

The fund’s portfolio manager uses a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The portfolio manager attempts to purchase stocks that have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price to earnings ratios. The fund invests a majority of its assets in common stocks of companies with total market capitalization between $1 billion and $16 billion, although the fund may invest a portion of its assets in common stocks of smaller or larger companies that it believes have significant growth potential. The portfolio manager generally does not emphasize investment in any particular investment sector or industry.

The fund will invest primarily in equity securities of companies that the portfolio manager believes have high growth rates and strong prospects for their business or services. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. The fund will generally sell when the stock has met the portfolio manager’s target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund’s net assets.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risks

The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs.

Performance

The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2005. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the Class R-3 and Class R-5 shares because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain the most current fund performance, please call Heritage at (800) 421-4184 or visit our website at HeritageFunds.com.

Year to date total return (Class A shares) as of September 30, 2006 was 1.04% (not annualized).

Since the fund’s inception (Class A shares):

	Return	Quarter ended
Best Quarter	36.81%	December 31, 1999
Worst Quarter	-22.27%	September 30, 2001

These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)

Fund Return (After Deduction of Sales Charges and Expenses)	1 Year	5 Years	Lifetime
Class A (Inception 08/20/98)
Before Taxes	1.97%	6.23%	13.45%
After Taxes on Distributions	1.21%	5.93%	11.80%
After Taxes on Distributions and Sale of Fund Shares	1.68%	5.37%	10.92%

Index (before taxes, fees, expenses)	1 Year	5 Years	Lifetime(a)
Russell Midcap® Growth Index(b)	12.10%	1.38%	9.27%

(a)	Lifetime results for the index shown are measured from the inception date of the fund shares.
(b)	The Russell Midcap® Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges. The stocks in the Index are also members of the Russell 1000 Growth Index.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Diversified Growth Fund. The fund’s expenses are restated to reflect current expenses for the fiscal year ending October 31, 2007.

Shareholder Fees (fees paid directly from your investment):
	Class R-3	Class R-5

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses ( expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(a)	0.50%	0%
Other Expenses	0.55%	0.45%

Total Annual Fund Operating Expenses(b)	1.65%	1.05%
Fee Waiver	0%	(0.10	)%(c)
Net Expenses	1.65%	0.95	%(c)

(a)	Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class R-3 shares.
(b)	Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.90% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 0.95% of that class’ average daily net assets for the fund’s 2007 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods, if overall expenses fall below these percentage limitations.
(c)	The amount shown represents an estimated class level fee waiver of 0.10%

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$168	$520	$897	$1,955
R-5 shares	$97	$324	$570	$1,274

Portfolio Managers

Bert L. Boksen, CFA, a Managing Director and Senior Vice President of the fund’s subadviser Eagle Asset Management, Inc., has been responsible for the day-to-day management of the fund’s investment portfolio since the fund’s inception. Christopher Sassouni, D.M.D., serves as assistant portfolio manager.

Mid Cap Stock Fund

Investment Objective

The Mid Cap Stock Fund seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Mid Cap Stock Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of mid-capitalization companies. This policy will not be changed without 60 calendar days’ advance notice to shareholders. Mid-cap companies are those with a total market capitalization of between $500 million and $15 billion.

The fund’s portfolio managers use a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The fund’s portfolio managers seek to purchase mid-cap companies that have above-average earnings, cash flow and/or growth at a discount from their market value. The portfolio managers focus on common stocks of mid-cap companies that are believed to have sustainable advantages in their industries or sectors and fit within the portfolio management team’s growth and valuation guidelines.

The fund will invest primarily in stocks of companies that the portfolio managers believe may be rapidly developing their business franchises, services and products, and have competitive advantages in their sectors. For this purpose, stocks include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risks

The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs.

Performance

The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2005. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the Class R-3 and Class R-5 shares because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain the most current fund performance, please call Heritage at (800) 421-4184 or visit our website at HeritageFunds.com.

Year to date total return (Class A shares) as of September 30, 2006 was 7.33% (not annualized).

Since the fund’s inception (Class A shares):

	Return	Quarter ended
Best Quarter	21.68%	December 31, 1999
Worst Quarter	-16.39%	September 30, 2002

These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
Fund Return (After Deduction of Sales Charges and Expenses)	1 Year	5 Years	Lifetime
Class A (Inception 11/06/97)
Before Taxes	4.06%	8.12%	11.79%
After Taxes on Distributions	2.52%	7.63%	10.51%
After Taxes on Distributions and Sale of Fund Shares	2.97%	6.84%	9.67%

Index (before taxes, fees, expenses)	1 Year	5 Years	Lifetime(a)
S&P Mid Cap 400 Index(b)	12.56%	8.60%	14.36%

(a)	Lifetime results for the indices shown are measured from the inception date of the Class A shares.
(b)	The S&P Mid Cap 400 Index is an unmanaged index that measures the performance of the mid-sized company segment of the U.S. market. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Stock Fund. The fund’s expenses are based on actual expenses incurred for the fiscal year ended October 31, 2006.

Shareholder Fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses ( expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.59%	0.59%
Distribution and Service (12b-1) Fees(a)	0.50%	0%
Other Expenses	0.18%	0.08%

Total Annual Fund Operating Expenses(b)	1.27%	0.67%

(a)	Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class R-3 shares.

(b)	Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.75% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 0.95% of that class’ average daily net assets for the fund’s 2007 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods, if overall expenses fall below these percentage limitations.

Expense Example

This example is intended to help you compare the cost of investing in the Mid Cap Stock Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$129	$403	$697	$1,534
R-5 shares	$68	$214	$373	$835

Portfolio Managers

Todd McCallister, Ph.D., CFA, Managing Director and a Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, a Vice President and Co-Portfolio Manager of Eagle, are jointly responsible for the day-to-day management of the fund’s investment portfolio.

Small Cap Stock Fund

Investment Objective

The Small Cap Stock Fund seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Small Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small-capitalization companies. This policy will not be changed without 60 calendar days’ advance notice to shareholders. Small-cap companies are those with a total market capitalization of less than $2 billion.

The fund will invest in stocks of companies that appear to be undervalued in relation to their long-term earning power or the asset value of their issuers and that appear to have significant future growth potential. The fund has two subadvisers, Eagle Asset Management, Inc. (“Eagle”) and Awad Asset Management, Inc. (“Awad”). Each subadviser manages a portion of the fund’s investment portfolio and has a different management style.

In making its investment decisions, Eagle generally focuses on investing in the securities of companies that the portfolio manager believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. Eagle utilizes a “bottom-up” approach to identifying the companies in which it invests. Eagle also will perform fundamental financial research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole.

Awad employs an investment management approach that seeks to provide investment returns in excess of inflation while attempting to minimize volatility relative to the overall small-cap market. Awad seeks to achieve these goals through fundamental internal research. The companies in which Awad invests generally will have, in the opinion of Awad, steady earnings and cash flow growth, good and/or improving balance sheets, strong positions in their market niches and/or the ability to perform well in a stagnant economy. The companies purchased generally will have low price-to-earnings ratios relative to the stock market in general.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Principal Risks

The greatest risk of investing in this fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds.

Performance

The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2005. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the Class R-3 and Class R-5 shares because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain the most current fund performance, please call Heritage at (800) 421-4184 or visit our website at HeritageFunds.com.

Year to date total return (Class A shares) as of September 30, 2006 was 8.36% (not annualized).

During 10 year period (Class A shares):

	Return	Quarter ended
Best Quarter	21.64%	June 30, 1999
Worst Quarter	-25.03%	September 30, 1998

These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)

Fund Return (After Deduction of Sales Charges and Expenses)	1 Year	5 Years	10 Years
Class A (Inception 05/07/93)
Before Taxes	-3.39%	7.58%	8.95%
After Taxes on Distributions	-3.86%	7.07%	7.78%
After Taxes on Distributions and Sale of Fund Shares	-2.87%	6.45%	7.24%

Index (before taxes, fees, expenses)	1 Year	5 Years	10 Years
Russell 2000® Index(a)	4.55%	8.22%	9.26%

(a)	The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. The returns of the Russell 2000® Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Stock Fund. The fund’s expenses are restated to reflect current expenses for the fiscal year ending October 31, 2007.

Shareholder Fees (fees paid directly from your investment):

	Class R-3		Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None		None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None		None
Redemption Fee (as a % of amount redeemed, if applicable)	None		None

Annual Fund Operating Expenses ( expenses deducted from fund assets):

	Class R-3		Class R-5
Investment Advisory Fees	0.60%		0.60%
Distribution and Service (12b-1) Fees(a)	0.50%		0%
Other Expenses	0.95%		0.23%

Total Annual Fund Operating Expenses(b),	2.05%		0.83%
Fees Waived	(0.45	)%(c)	0%
Net Expenses	1.60	%(c)	0.83%

(a)	Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class R-3 shares.
(b)	Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.60% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 0.95% of that class’ average daily net assets for the fund’s 2007 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods, if overall expenses fall below these percentage limitations.
(c)	The amount shown represents a class fee wavier of 0.45%

Expense Example

This example is intended to help you compare the cost of investing in the Small Cap Stock Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$163	$599	$1,062	$2,343
R-5 shares	$85	$265	$460	$1,025

Portfolio Managers

Bert L. Boksen CFA, a Managing Director and Senior Vice President of Eagle, has been responsible for the day-to-day management of Eagle’s portion of the fund’s investment portfolio since August 1995. David M. Adams and John “Jack” McPherson each are Managing Directors of Awad. Mr. Adams serves as the lead Portfolio Manager with Mr. McPherson serving as the Co-Portfolio Manager. Both have been responsible for the day-to-day management of the fund since 2007.

Additional Information About Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. The following table compares the primary risk factors associated with investing in each fund. These risk factors are explained below.

Risk Factor	Capital Appreciation	Core Equity	Diversified Growth	Mid Cap	Small Cap
Stock market risks	X	X	X	X	X
Growth stocks	X	X	X	X	X
Value stocks		X
Mid-cap companies	X		X	X
Small-cap companies	X		X		X
Sector Risk	X	X
Focused holdings	X	X			X
Portfolio turnover			X	X

Stock Market Risks. The value of the fund’s stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Growth Stocks. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stocks. Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

Mid-Cap Companies. Investments in medium-capitalization companies generally involve greater risks than investing in larger, more established companies. Mid-cap companies often have narrower commercial markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-cap companies may have less market liquidity than large-cap companies.

Small-Cap Companies. Investments in small-cap companies generally involve greater risks than investing in mid- or large-capitalization companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid-cap companies or large-cap companies.

Sector Risk. Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Focused Holdings. For funds that normally hold a core portfolio of stocks of fewer companies than other greater diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the fund’s net asset value and total return.

Portfolio Turnover. A fund may engage in active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover generally leads to greater transaction costs, may result in additional tax consequences to investors and may adversely affect performance.

MANAGEMENT OF THE FUNDS

Who Manages Your Fund

Manager.

Heritage Asset Management, Inc. (“Heritage”) located at 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser and administrator for each fund. Heritage is a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Heritage manages, supervises and conducts the business and administrative affairs of these funds and other Heritage mutual funds with net assets totaling over $9 billion as of September 30, 2006. For funds that have breakpoints in their fee rate, the advisory fee rate may decline as assets increase. The basis for the approval of each Investment Advisory contract is contained either in the annual report for the period ending August 31 (Capital Appreciation Trust) and October 31 (Core Equity, Diversified Growth Fund, Mid Cap Stock Fund and Small Cap Stock Fund). The table below contains the effective investment advisory fee rate for the last fiscal year for each fund, which takes into account fee waivers and breakpoints, as applicable except for Capital Appreciation Trust which references the contractual rate. For funds that have breakpoints in their fee rate, the advisory fee rate for funds may decline as assets increase.

Fees Charged
• Capital Appreciation Trust	0.60%
• Core Equity Fund	0.60%
• Diversified Growth Fund	0.60%
• Mid Cap Stock Fund	0.59%
• Small Cap Stock Fund	0.60%

Effective January 2, 2007, each fund entered into a new Investment Advisory Agreement and a new separate Administrative Agreement with Heritage. Under the Advisory Agreement, Heritage agreed to reduce the prior investment advisory fee rate by 0.15% for each fund. Under the new Administrative Agreement, Heritage agreed to charge 0.10% with respect to each fund’s Class R-5 shares.

Subadvisers

Heritage may allocate and reallocate the assets of a fund among one or more investment subadvisers, subject to review by the Board of Trustees. In the future, Heritage may propose the addition of one or more additional subadvisers, subject to approval by the Board of Trustees and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Heritage is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers for each fund except affiliated subadvisers without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. Heritage has selected the following subadvisers to provide investment advice and portfolio management services to the funds’ portfolios:

•	Awad Asset Management, Inc., (“Awad”) serves as a subadviser to the Small Cap Stock Fund. Awad, 250 Park Avenue, New York, New York 10177, a wholly owned subsidiary of RJF, had $1 billion of assets under its discretionary management as of September 30, 2006.

•	Eagle Asset Management, Inc., (“Eagle”) 880 Carillon Parkway, St. Petersburg, Florida 33716, a wholly owned subsidiary of RJF, serves as the subadviser to each fund. However, Heritage, the funds’ investment adviser, currently has not allocated any of the assets of the Capital Appreciation Trust to Eagle. As of September 30, 2006, Eagle had approximately $13 billion of assets under its discretionary management.

•	Goldman Sachs Asset Management L.P. (“GSAM”), 2502 Rocky Point Drive, Tampa, Florida 33607, serves as the subadviser to the Capital Appreciation Trust. As of September 30, 2006, GSAM, a business unit of the Investment Management Division of Goldman, Sachs & Co., had approximately $576 billion of assets under management.

Portfolio Managers.

The following portfolio managers are responsible for the day-to-day management of each investment portfolio:

•	Capital Appreciation Trust — Steven M. Barry, Gregory H. Ekizian, and David G. Shell are responsible for the day-to-day management of the fund’s investment portfolio since 2002. Messrs. Barry, Ekizian, and Shell (the “Growth Team”) are Chief Investment Officers (“CIOs”) and portfolio managers of Goldman Sachs Asset Management, Inc. All members of the Growth Team discuss their research analysis and recommendations at investment strategy meetings. The entire Growth Team discusses and debates whether the business being presented meets the Growth Team’s definition of a high-quality growth business and the attractiveness of the current valuation. The Growth Team reaches a consensus on whether a business is worthy of a position in the portfolio. The CIOs are accountable for all portfolio construction decisions and determine the appropriate weight for each investment. Messrs. Ekizian and Shell joined GSAM in January 1997 when it acquired Liberty Investment Management.

•	Core Equity Fund — The Large Cap Core Team of Eagle has been responsible for the day-to-day management of the fund since inception. The team is comprised of four Co-Portfolio Managers, each of whom is responsible for all aspects of the management of the funds: Richard H. Skeppstrom II, E. Craig Dauer, CFA, John G. Jordan, III, CFA, and Robert Marshall. Mr. Skeppstrom leads the team and has been a Managing Director of Eagle since 2001. Mr. Dauer and Mr. Jordan have been Co-Portfolio Managers on Eagle’s Large Cap Core Team since 2001. Mr. Marshall was Director/Senior Vice President of Equity Research at Wachovia Securities from 1995 to 2002 and has been a Co-Portfolio Manager on Eagle’s Large Cap Core Team since 2002.

•	Diversified Growth Fund — Bert L. Boksen, CFA has been responsible for the day-to-day management of the investment portfolio since the fund’s inception. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Christopher Sassouni, D.M.D. has been assistant portfolio manager and Vice President since 2006 and assists Mr. Boksen in the day-to-day management of the fund. Mr. Sassouni has served as a senior research analyst with Eagle since September 2003 and as President and CEO of Healthcare Investment Advisors, Inc. from 1999 to 2003. Mr. Sassouni holds an MBA from the University of North Carolina.

•	Mid Cap Stock Fund — Todd McCallister, Ph.D., CFA, Managing Director and Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, a Vice President and Co-Portfolio Manager of Eagle, are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund’s investment portfolio. Mr. McCallister joined Eagle in 1997 and has served as the fund’s portfolio manager since inception. Ms. Thomas joined Eagle in 1999 and prior to her appointment as the fund’s Co-Portfolio Manager in 2005 served as the fund’s Assistant Portfolio Manager from 2000-2005.

•	Small Cap Stock Fund — David M. Adams and John McPherson are Managing Directors of Awad. Mr. Adams serves as the lead Portfolio Manager and Mr. McPherson serves as Co-Portfolio Manager. Both have been responsible for the day-to-day management of the fund’s investment portfolio since 2007. Prior to joining Awad, Mr. Adams was with Pioneer Investment Management from 1997 to 2006, and served as a Portfolio Manager and Head of Small Cap Investing from 2002 to 2006. Prior to joining Awad, Mr. McPherson served as a Security Analyst with Middleton & Company from 2001 to 2002 and was a Portfolio Manager with Pioneer Investment Management from 2002 to 2006. Bert L. Boksen has been responsible for the day-to-day management of Eagle’s portion of the investment portfolio assets since August 1995. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995.

Additional information about Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and the ownership of fund shares is found in the Statement of Additional Information.

Distribution of Fund Shares

Distributor.

Heritage Fund Distributors, Inc. (“Distributor”), a wholly-owned subsidiary of Heritage, serves as the distributor of the funds. The Distributor may compensate other broker-dealers to promote sales of fund shares.

Rule 12b-1 Distribution Plan.

Amounts paid by each fund in connection with the distribution of fund R-3 shares are referred to as a 12b-1 fee. Each fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and services fees for the sale of its R-3 shares and for services provided to shareholders. Because these fees are paid out of the Class R-3’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds do not incur any direct distribution expenses related to R-5 shares. However, the funds have adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by Heritage or any third party out of its own resources in accordance with the Investment Advisory and Administration Agreement to be used for the sale and distribution of fund R-5 shares.

Payments to Financial Intermediaries.

Heritage, the Distributor or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the funds. Heritage or the Distributor may also make cash payments to one or more of its Affiliates. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. Heritage or Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Heritage, the Distributor and/or an Affiliate.

Heritage or Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the funds. The benefits that Heritage and Affiliates receive when these payments are made include, among other things, placing the funds on the financial advisor’s funds sales system, possibly placing the funds on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the funds in its fund sales system (on its “sales shelf”). Heritage and Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments Heritage or Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (Asset-Based Payments). Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. The revenue sharing payments Heritage or Affiliates make may be also calculated on sales of new shares in the funds attributable to a particular financial intermediary (Sales-Based Payments). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

Heritage or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which Heritage’s or its Affiliates’ personnel may make presentations on the funds to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the funds’ transfer agent or otherwise would be a direct obligation of the funds. The funds may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

Heritage and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the funds or retain shares of the funds in their clients’ accounts, Heritage and its Affiliates benefit from the incremental management and other fees paid to Heritage and its Affiliates by the funds with respect to those assets.

You can find further details about these payments and the service provided by financial intermediaries in the fund’s Statement of Additional Information. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from Heritage or its Affiliates or the funds, as well as about fees and/or commissions it charges.

YOUR INVESTMENT

Who Can Invest

Class R-3 or R-5 shares are available for purchase through eligible employer sponsored retirement plans (including 401(k) plans, 403(b) plans, 457 plans and profit-sharing plans) in which the employer, plan sponsor or other administrator (“Plan Administrator”) has entered into an agreement with the Distributor. Class R-3 and R-5 shares also are generally only available to retirement plans in which the Plan Administrator or other intermediary opens an omnibus account on the books of the fund. Additional shares may be purchased through your Plan Administrator. Initial and subsequent purchase minimums are determined by your Plan Administrator.

Class R-5 shares generally are available only to retirements plans that satisfy the foregoing requirements and have $1 million or more in plan assets. Class R-3 and R-5 shares are not available to retail non-retirement accounts, traditional and Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, Coverdell Educational Savings Accounts or individual 401(k) or 403(b) plans. Plan participants should contact the Plan Administrator to consider purchasing these shares.

How to Sell Your Investment

You can sell or redeem shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds (less any applicable redemption fees) generally will be made the next business day after your order is received. Contact your Plan Administrator to sell shares of a fund. Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares will no longer be subject to a redemption fee.

How to Exchange Your Shares

You can exchange shares of one Heritage fund for shares of the same class of any other Heritage fund, subject to the minimum investment requirements of that fund. Your ability to exchange to another Heritage fund may be limited by the availability of a given fund in your retirement plan as determined by your Plan Administrator. Each Heritage mutual fund may terminate the exchange privilege upon 60 days’ notice. Please contact your Plan Administrator if you wish to exchange shares of any fund.

Account and Transaction Policies

Valuation of Securities.

The price of each fund’s shares is the fund’s net asset value per share. Each fund determines the net asset value of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the fund is priced, Heritage is not required to revalue the fund.

Generally, the funds value portfolio securities for which market quotations are readily available at market value; however, the fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of net asset value.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	the quotation may be stale;

•	the quotation may be unreliable because the security is not traded frequently;

•	trading on the security ceased before the close of the trading market;

•	issuer specific events occurred after the security ceased trading;

•	or because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

•	a merger or insolvency;

•	events which affect a geographical area or an industry segment, such as political events or natural disasters;

•	or market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service which are periodically approved by the Board of Trustees. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the funds. The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Specific types of securities are valued as follows:

•	Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•	Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s net asset value calculation. Also, the fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Heritage also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

•	Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using Procedures.

•	Short-term Securities: The funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

•	Futures and Options: Futures and options are valued on the basis of market quotations, if available.

Compensation to Financial Advisors and Securities Dealers.

Financial advisors and securities dealers or others who sell or make fund shares available to investors or financial intermediaries such as securities dealers, retirement plans and trust companies who hold shares for investors may impose charges or fees in connection with selling or holding the shares of the fund. The amounts may differ depending on the recipient of the compensation and how the shares are held.

Timing of Orders.

All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the funds. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m. Eastern time, and are executed the same day at that day’s NAV. To ensure this occurs, dealers are responsible for transmitting all orders to Heritage to comply with the deadline imposed by applicable regulations.

Good Order Requirements.

For the funds to process your request, it must be in “good order”. Good order means that you have provided sufficient information necessary to process your request as outlined in this prospectus, including any required signatures, documents and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the fund until it meets these requirements.

Customer Identification and Verification Procedures.

The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide Heritage with the name, physical address (not a P.O. Box), social security or other taxpayer identification number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. Heritage will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, Heritage may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for Heritage to close or suspend further activity in an account.

Restrictions on Orders.

The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.

Internet Website.

Subject to availability by your financial institution, you may access your account information, including balances and transaction history through our website, HeritageFunds.com. Additional information, including current fund performance and various account forms and agreements, is also available on our website.

Redemption in Kind.

Although the funds generally intend to pay redemption proceeds solely in cash, the funds’ have reserved the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption in kind). If the amount of the sale is at least either $250,000 or 1% of a fund’s assets, we may give you securities from the fund’s portfolio instead of cash.

Accounts With Below-Minimum Balances.

If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.

Market Timing.

“Market Timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to a fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of a fund and increase taxes, all of which could reduce the return to fund shareholders.

The Board of Trustees has adopted policies reasonable designed to deter short-term trading of fund shares. The funds will not enter into agreements to accommodate frequent purchases or exchanges. Further, the funds and Heritage have adopted the following guidelines:

•	Heritage reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

•	Heritage may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to a fund. Heritage may consider the trading history of accounts under common ownership or control in this determination.

•	All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from Heritage or through a financial intermediary. However, Heritage is limited in its ability to determine whether trades placed through financial intermediaries may signal excessive trading. Accordingly, Heritage may not be able to determine whether trading in combined orders or in omnibus accounts is contrary to the funds’ policies. Heritage reserves the right to reject combined or omnibus orders in whole or in part.

•	Heritage seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby Heritage will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

•	While Heritage applies the above policies, there is no guarantee that all market timing will be detected.

Disclosure of Portfolio Holdings.

Periodically, customers of the funds express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the funds have adopted a Policy on Disclosing Portfolio Holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the funds’ Policy on Disclosing Portfolio Holdings is included in the SAI. Portfolio information can be found on our website, HeritageFunds.com.

Account Statements

If you purchase shares directly from any fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements.

Dividends, Capital Gain Distributions and Taxes

Distributions and Taxes.

Each fund annually distributes to its shareholders dividends from its net investment income. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends you receive from a fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable (through 2010) to dividends paid to individuals.

Each fund may also distribute capital gains to its shareholders normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Capital gains are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at capital gains rates.

Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another Heritage Mutual Fund.

In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of Transactions	Tax Status and Rate
Income dividends	Ordinary income; may be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions	Ordinary income
Net capital gain distributions	Long-term capital gains; generally eligible for 15% maximum rate for individuals
Sales or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)
Sales or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class’s expense ratio is lower).

Withholding Taxes.

If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer identification number, federal law requires us to withhold and pay to the IRS a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax Reporting.

If your account has taxable distributions, withholding or other activity required to be reported to the Internal Revenue Service (IRS), we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Financial Highlights – Capital Appreciation Trust

Because the fund commenced offering Class R-3 and R-5 shares in 2006 there is less than five years worth of financial information available on Class R-3 and R-5 shares. The financial highlights table shown below provides financial information for Class R-5 shares since its commencement of operations and for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The information provided for Class R-5 shares of Capital Appreciation Trust is intended to help you understand the performance of the Class R-5 shares of the fund for the periods indicated. Certain information reflects financial results for a single Class R-5 share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The table is a part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Capital Appreciation Trust

Fiscal Periods				From Investment Operations									Ratios To Average Daily Net Assets
Beginning	Ending		Beginning Net Asset Value	Income (Loss)	Realized & Unrealized Gain (Loss)		Total	Ending Net Asset Value	Total Return(a)		Portfolio Turnover Rate		With Expenses Waived		Without Expenses Waived		Net Income (Loss)		Ending Net Assets (Millions)
Class A
09/01/06	10/31/06	*	$28.59	(0.01)	1.09	(b)	1.08	$29.67	3.78	%(c)	7	%(c)	1.23	%(d)	1.23	%(d)	(0.19	)%(d)	$387
09/01/05	08/31/06	*	$26.28	(0.06)	2.37	(b)	2.31	$28.59	8.79%		58%		1.19%		1.19%		(0.23)%		$378
09/01/04	08/31/05	*	$22.85	0.00	3.43	(b)	3.43	$26.28	15.01%		42%		1.18%		1.18%		0.01%		$391
09/01/03	08/31/04		$21.82	(0.08)	1.11		1.03	$22.85	4.72%		27%		1.19%		1.19%		(0.39)%		$321
09/01/02	08/31/03		$18.26	(0.12)	3.68		3.56	$21.82	19.50%		22%		1.26%		1.26%		(0.66)%		$248
09/01/01	08/31/02		$23.61	(0.17)	(5.18)		(5.35)	$18.26	(22.66)%		31%		1.23%		1.23%		(0.80)%		$197
Class R-5
10/02/06	10/31/06	*	$29.04	—	0.64	(b)	0.64	$29.68	2.20	%(c)	7	%(c)	0.85	%(d)	0.85	%(d)	(0.20	)%(d)	$7

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Redemption fee amounts represent less than $0.01 per share.
(c)	Not Annualized
(d)	Annualized

Financial Highlights – Core Equity Fund

Because the fund commenced offering Class R-3 and R-5 shares in 2006 there is less than five years worth of financial information available on Class R-3 and R-5 shares. The financial highlights table shown below provides financial information for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The table is a part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Core Equity Fund

			From Investment Operations								Ratios To Average Daily Net Assets
Fiscal Periods		Beginning Net Asset Value	Income (Loss)		Realized & Unrealized Gain (Loss)(a)	Total	Ending Net Asset Value	Total Return(b)		Portfolio Turnover Rate	With Expenses Waived/ Recovered		Without Expenses Waived/ Recovered		Net Income (Loss)		Ending Net Assets (Millions)
Beginning	Ending
Class A*
11/01/05	10/31/06	$14.29	0.09	(c)	2.16	2.25	$16.54	15.75%		43%	1.53	%(c)	1.52%		0.57%		$23
05/02/05	10/31/05	$14.29	(0.01)		0.01	—	$14.29	0.00	%(d)	66%	1.65	%(e)	3.25	%(e)	(0.09	)%(e)	$19

*	Per share amounts have been calculated using the monthly average share method.
(a)	Redemption fee amounts represent less than $0.01 per share.
(b)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c)	The fiscal year ended October 31, 2006 includes the recovery of previously waived investment advisory fees to the Manager for Class A, C and I shares.
(d)	Not annualized.
(e)	Annualized.

Financial Highlights – Diversified Growth Fund

Because the fund commenced offering Class R-3 and R-5 shares in 2006 there is less than five years worth of financial information available on Class R-3 and R-5 shares. The financial highlights table shown below provides financial information for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The table is a part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Diversified Growth Fund

			From Investment Operations								Ratios To Average Daily Net Assets
Fiscal Periods		Beginning Net Asset Value	Income (Loss)	Realized & Unrealized Gain (Loss)		Total	Distributions From Realized Gains	Ending Net Asset Value	Total Return(a)	Portfolio Turnover Rate	With Expenses Waived	Without Expenses Waived	Net Income (Loss)	Ending Net Assets (Millions)
Beginning	Ending
Class A*
11/01/05	10/31/06	$26.72	(0.14)	2.95	(b)	2.81	(1.42)	$28.11	10.70%	111%	1.29%	1.29%	(0.49)%	$135
11/01/04	10/31/05	$25.26	(0.22)	2.89	(b)	2.67	(1.21)	$26.72	10.66%	75%	1.34%	1.34%	(0.81)%	$127
11/01/03	10/31/04	$23.92	(0.23)	1.57		1.34	—	$25.26	5.60%	92%	1.38%	1.38%	(0.92)%	$80
11/01/02	10/31/03	$18.21	(0.23)	5.94		5.71	—	$23.92	31.36%	152%	1.48%	1.48%	(1.14)%	$60
11/01/01	10/31/02	$17.98	(0.23)	0.46		0.23	—	$18.21	1.28%	201%	1.45%	1.45%	(1.13)%	$41

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Redemption fee amounts represent less than $0.01 per share.

Financial Highlights – Mid Cap Stock Fund

Because the fund commenced offering Class R-3 and R-5 shares in 2006 there is less than five years worth of financial information available on Class R-3 and R-5 shares. The financial highlights table shown below provides financial information for Class R-3 and R-5 shares since its commencement of operations and for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The information provided for Class R-3 and R-5 shares of Mid Cap Stock Fund is intended to help you understand the performance of the Class R-3 and R-5 shares of the fund for the periods indicated. Certain information reflects financial results for a single Class R-3 and R-5 share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The table is a part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Mid Cap Stock Fund

			From Investment Operations										Ratios To Average Daily Net Assets
Fiscal Periods		Beginning Net Asset Value	Income (Loss)		Realized & Unrealized Gain (Loss)		Total	Distributions From Realized Gains	Ending Net Asset Value	Total Return(a)		Portfolio Turnover Rate	With Expenses Waived/ Recovered		Without Expenses Waived/ Recovered		Net Income (Loss)		Ending Net Assets (Millions)
Beginning	Ending
Class A*
11/01/05	10/31/06	$27.79	(0.10)		4.39	(b)	4.29	(1.96)	$30.12	16.18%		180%	1.13%		1.13%		(0.35)%		$904
11/01/04	10/31/05	$24.57	(0.13)		3.35	(b)	3.22	—	$27.79	13.11%		146%	1.15%		1.15%		(0.48)%		$633
11/01/03	10/31/04	$21.67	(0.15)		3.05		2.90	—	$24.57	13.38%		124%	1.20%		1.20%		(0.64)%		$370
11/01/02	10/31/03	$17.99	(0.14)		3.82		3.68	—	$21.67	20.46%		163%	1.28%		1.28%		(0.72)%		$217
11/01/01	10/31/02	$20.21	(0.19	)(c)	(1.44)		(1.63)	(0.59)	$17.99	(8.50)%		171%	1.27	%(c)	1.27%		(0.88)%		$174
Class R-3*
8/10/06	10/31/06	$27.82	(0.04)		2.32	(b)	2.28	—	$30.10	8.20	%(d)	180%	1.27	%(e)	1.27	%(e)	(0.60	)%(e)	$—
Class R-5*
10/02/06	10/31/06	$28.96	—		1.17	(b)	1.17	—	$30.13	4.04	%(d)	180%	0.67	%(e)	0.67	%(e)	(0.15	)%(e)	$12

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Redemption fee amounts represent less than $0.01 per share.
(c)	The fiscal year ended October 31, 2002 includes the recovery of previously waived investment advisory fees to the Manager for Class A, B, and C shares.
(d)	Not annualized.
(e)	Annualized.

Financial Highlights – Small Cap Stock Fund

Because the fund commenced offering Class R-3 and R-5 shares in 2006 there is less than five years worth of financial information available on Class R-3 and R-5 shares. The financial highlights table shown below provides financial information for Class R-3 and R-5 shares since its commencement of operations and for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The information provided for Class R-3 and R-5 shares of Small Cap Stock Fund is intended to help you understand the performance of the Class R-3 and R-5 shares of the fund for the periods indicated. Certain information reflects financial results for a single Class R-3 and R-5 share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The table is a part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

Small Cap Stock Fund

Fiscal Periods			From Investment Operations										Ratios To Average Daily Net Assets
Beginning	Ending	Beginning Net Asset Value	Income (Loss)		Realized & Unrealized Gain (Loss)		Total	Distributions From Realized Gains	Ending Net Asset Value	Total Return(a)		Portfolio Turnover Rate	With Expenses Waived/ Recovered		Without Expenses Waived/ Recovered		Net Income (Loss)		Ending Net Assets (Millions)

Class A*
11/01/05	10/31/06	$32.93	(0.15)		6.23	(b)	6.08	(1.14)	$37.87	18.89%		49%	1.24%		1.24%		(0.43)%		$269
11/01/04	10/31/05	$32.19	(0.13	)(c)	2.43	(b)	2.30	(1.56)	$32.93	7.08%		50%	1.30	%(c)	1.25%		(0.39)%		$225
11/01/03	10/31/04	$29.00	(0.16)		3.35		3.19	—	$32.19	11.00%		59%	1.33%		1.33%		(0.50)%		$182
11/01/02	10/31/03	$21.36	(0.19)		7.83		7.64	—	$29.00	35.77%		45%	1.30%		1.42%		(0.83)%		$111
11/01/01	10/31/02	$24.41	0.02		(1.48)		(1.46)	(1.59)	$21.36	(6.98)%		54%	1.30%		1.34%		0.06%		$83
Class R-3*
09/19/06	10/31/06	$35.99	(0.03)		1.92	(b)	1.89	—	$37.88	5.25	%(d)	49%	1.60	%(e)	2.05	%(e)	(1.04	)%(e)	$—
Class R-5*
10/02/06	10/31/06	$35.86	—		2.02	(b)	2.02	—	$37.88	5.63	%(d)	49%	0.83	%(e)	0.83	%(e)	(0.10	)%(e)	$13

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Redemption fee amounts represent less than $0.01 per share.
(c)	The fiscal year ended October 31, 2005 includes the recovery of previously waived investment advisory fees to the Manager for Class A, B and C shares.
(d)	Not annualized.
(e)	Annualized.

FOR MORE INFORMATION

More information on these funds is available free upon request, including the following:

Financial Reports. Additional information about each Fund’s investments is available in each Fund’s annual and semi-annual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI).    Additional information about each fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (meaning it is legally considered part of this Prospectus).

To obtain the SAI, the prospectus, annual report, semi-annual report, performance information, an account application, schedule of portfolio holdings found on Form N-Q, other information or make an inquiry, contact Heritage Family of Funds:

By mail:	P.O. Box 33022
St. Petersburg, Florida 33733

By telephone:	(800) 421-4184

By Internet:	HeritageFunds.com

These documents and other information about the funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on SEC’s Internet web site at http://www.sec.gov; or after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Heritage offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit HeritageFunds.com.

Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the Prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the Prospectus or other shareholder reports for each shareholder with the same mailing address, you should call (800) 421-4184 or send an e-mail to: ClientServices@HeritageFunds.com.

The funds’ Investment Company and Securities Act registration numbers are:

Heritage Capital Appreciation Trust	811-4338	2-98634
Heritage Series Trust	811-7470	33-57986

No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made such other information or representations must not be relied upon unless having been authorized by the funds or their distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.